Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	1,334	1,178
Discontinued operations
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(9)	(6)
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	10	(30)
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(13)	(1)
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	47	91
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	221	234
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	83	53
Plus Bond awards
Deferred compensation expense (CHF million)
Period over which award will be expensed	3 years 0 months 0 days
Contingent Capital Awards (CCA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	174
Period over which award will be expensed	3 years 0 months 0 days
Capital Opportunity Facility (COF)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	5
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	328	326
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	476	453
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(3)	23
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	(2)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(2)	21
Stock compensation plan | Plus Bond awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	17	16